Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accruals for operating expenses:
Staff costs	$ 41,684	$ 39,071
Listing expenses	80,066
Auditor’s remuneration	140,000
Total	$ 261,750	$ 39,071